UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Errol M Rudman

Address:  712 Fifth Avenue
          20th Floor
          New York, NY 10019

13F File Number: 028-02596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Errol M Rudman
Title:    Investment Manager
Phone:    (212) 521-5160

Signature, Place and Date of Signing:


/s/ Errol M. Rudman           New York, New York           November 13, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  23

Form 13F Information Table Value Total: $97,105
                                         (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                           COLUMN  2    COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6    COL 7        COLUMN 8

                                                             VALUE     SHRS OR SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (x1000)   PRN AMT PRN CALL   DISCRETION   MNGRS  SOLE  SHARED   NONE
--------------                 --------------    -----       -------   ------- --- ----   ----------   -----  ----  ------   ----
AKAMAI TECHNOLOGIES INC        COM              00971T101   2523       144675  SH         SOLE         NONE   144675
AMPHENOL CORP NEW              CL A             032095101   6742       167962  SH         SOLE         NONE   167962
ARMSTRONG WORLD INDS INC NEW   COM              04247X102   2601        90000  SH         SOLE         NONE    90000
ATLAS AMER INC                 COM              049167109   3769       110500  SH         SOLE         NONE   110500
ATLAS ENERGY RESOURCES LLC     COM              049303100   7576       293625  SH         SOLE         NONE   293625
BELDEN INC                     COM              077454106   6207       195250  SH         SOLE         NONE   195250
BIOMIMETIC THERAPEUTICS INC    COM              09064X101   3069       277521  SH         SOLE         NONE   277521
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109   2717       108000  SH         SOLE         NONE   108000
COMMSCOPE INC                  COM              203372107    505        14575  SH         SOLE         NONE    14575
CVS CAREMARK CORPORATION       COM              126650100   3429       101869  SH         SOLE         NONE   101869
DEUTSCHE BK AG LDN BRH         PS GOLD DL ETN   25154H749   6475       335000  SH         SOLE         NONE   335000
EXPRESS SCRIPTS INC            COM              302182100   5012        67900  SH         SOLE         NONE    67900
HARRIS STRATEX NTWRKS INC      CL A             41457P106    230        29426  SH         SOLE         NONE    29426
JPMORGAN & CHASE & CO          COM              46625H100   3269        70000  SH         SOLE         NONE    70000
LAZARD LTD                     SHS A            G54050102   4964       116100  SH         SOLE         NONE   116100
LIBERTY GLOBAL INC             COM SER A        530555101   2870        94717  SH         SOLE         NONE    94717
LIBERTY GLOBAL INC             COM SER C        530555309   1554        55317  SH         SOLE         NONE    55317
MEDCO HEALTH SOLUTIONS INC     COM              58405U102   4091        90900  SH         SOLE         NONE    90900
MOHAWK INDS INC                COM              608190104   6341        94100  SH         SOLE         NONE    94100
POTASH CORP SASK INC           COM              73755L107   1980        15000  SH         SOLE         NONE    15000
RITCHIE BROS AUCTIONEERS       COM              767744105   9031       386600  SH         SOLE         NONE   386600
RUSH ENTERPRISES INC           CL A             781846209   2819       220200  SH         SOLE         NONE   220200
TRANSDIGM GROUP INC            COM              893641100   9330       272570  SH         SOLE         NONE   272570

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